Share Based Compensation (Tables)	12 Months Ended
Dec. 31, 2011
Share Based Compensation [Abstract]
Summary of stock option and stock appreciation rights

	2011		2010		2009
		Weighted-		Weighted-		Weighted-
		Average		Average		Average
	Shares	Exercise Price	Shares	Exercise Price	Shares	Exercise Price
Outstanding at beginning of period	12,779,282	$2.65	7,117,000	$0.93	1,035,000	$3.11
Granted	5,601,792	$7.74	5,892,332	$4.70	6,107,000	$0.56
Exercised	(5,479,250)	$0.92	(52,500)	$2.05	—	$—
Forfeited or expired	(335,625)	$3.40	(177,550)	$1.36	(25,000)	$2.50

Outstanding at end of period	12,566,199	$5.64	12,779,282	$2.65	7,117,000	$0.93
Exercisable at end of the year	6,915,417	$4.97	7,563,750	$1.29	4,776,750	$0.98

Summary of non-vested options and stock appreciation rights

Non-vested Options	2011	2010	2009
Non-vested at beginning of period	5,215,532	2,340,250	432,500
Granted	5,601,792	5,892,332	6,107,000
Vested	(4,832,417)	(2,964,500)	(4,174,250)
Forfeited	(334,125)	(52,550)	(25,000)

Non-vested at end of period	5,650,782	5,215,532	2,340,250

Valuation assumptions

	Year Ended December 31,
	2011(1)	2010(1)	2009(1)
Weighted average fair value per option granted during the period(2)	4.28	2.65	0.37
Assumptions(3) :
Weighted average stock price volatility	64.29%	79.32%	108 – 263%
Weighted average risk free rate of return	2.04%	1.78%	1.36 –2.53%
Weighted average expected term	6.36 years	4.24 years	4.23 years

(1)	Our estimated future forfeiture rate is zero.
(2)	Calculated using the Black-Scholes fair value based method for service and performance based grants and the Lattice Model for market based grants.
(3)	The Company does not pay dividends on our common stock.

Summary of non-vested shares

	2011		2010		2009
Non-vested Shares	Shares	Weighted Average Price Per Share	Shares	Weighted Average Price Per Share	Shares	Weighted Average Price Per Share
Non-vested at beginning of year	300,074	$4.43	2,310,000	$0.44	215,000	$2.04
Granted	40,305	$5.45	253,930	$5.45	4,168,181	$0.33
Vested	(185,330)	$0.47	(2,263,856)	$0.47	(2,048,181)	$0.43
Forfeited	—	$—	—	$—	(25,000)	$2.50

Non-vested at end of year	155,049	$4.43	300,074	$4.43	2,310,000	$0.44